Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Share Based Compensation (Details) [Line Items]
Plan expiration period	7 years
Options vested period	4 years
Expected dividend yield	0.00%
Development related service (in Dollars)	$ 5,726	$ 1,518	$ 320
Warrant [Member]
Share Based Compensation (Details) [Line Items]
Development related service (in Dollars)	$ 354	$ 115	$ 52
2016 Incentive Plan [Member] | Ordinary Shares [Member]
Share Based Compensation (Details) [Line Items]
Shares issued (in Shares)				3,384,454
2016 Plan [Member]
Share Based Compensation (Details) [Line Items]
Vesting period	4 years
2021 Plan [Member]
Share Based Compensation (Details) [Line Items]
Shares issued (in Shares)	4,079,427
Vesting period	4 years
Shares outstanding percentage	5.00%
Granted percentage	25.00%
Exerciable percentage	6.25%
Subsequent term	3 years